UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 28, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	72.09%
Aa1	0.65
Aa2	1.21
Aa3	0.99
A1	2.40
A2	3.14
A3	4.85
Baa1	4.16
Baa2	5.32
Baa3	3.03
Ba1	0.80
Ba2	0.07
Not Rated	0.41
Short Term Investments	0.88
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,059.50	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$0.74
Investor Class
Actual	$1,000.00	$1,057.90	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.48
Class L
Actual	$1,000.00	$1,056.90	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$3.72
* Expenses are equal to the Fund's annualized expense ratio of 0.15% for the Institutional Class, 0.50% for the Investor Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.50%
$ 1,250,000	Avis Budget Rental Car Funding LLC(a) Series 2015-2A Class A 2.63%, 12/20/2021	$ 1,253,080
1,000,000	Capital One Multi-Asset Execution Trust Series 2016-A5 Class A5 1.66%, 06/17/2024	991,401
1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	993,723
1,000,000	Discover Card Execution Note Trust Series 2016-A3 Class A3 1.85%, 10/16/2023	995,415
1,000,000	Ford Credit Auto Owner Trust(a) Series 2017-1 Class A 2.62%, 08/15/2028	1,011,723
	Toyota Auto Receivables Owner Trust
	Series 2018-B Class A4
200,000	3.11%, 11/15/2023	204,604
	Series 2019-A Class A3
500,000	2.91%, 07/17/2023	507,418
	Series 2019-B Class A3
250,000	2.57%, 08/15/2023	252,924
1,000,000	Verizon Owner Trust(a) Series 2018-1A Class A1A 2.82%, 09/20/2022	1,006,890
500,000	World Omni Auto Receivables Trust Series 2019-B Class A3 2.59%, 07/15/2024	505,399
TOTAL ASSET-BACKED SECURITIES — 0.50% (Cost $7,636,858)		$ 7,722,577
CORPORATE BONDS AND NOTES
Basic Materials — 0.66%
	Air Liquide Finance SA(a)
345,000	1.75%, 09/27/2021	340,813
240,000	2.25%, 09/27/2023	238,612
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	624,248
1,000,000	Celanese US Holdings LLC 3.50%, 05/08/2024	1,026,615
500,000	CF Industries Inc(a) 3.40%, 12/01/2021	507,330
650,000	Dow Chemical Co(a)(b) 4.80%, 11/30/2028	729,886
1,000,000	DuPont de Nemours Inc 4.49%, 11/15/2025	1,105,911
1,000,000	Eastman Chemical Co 4.65%, 10/15/2044	1,033,645
	Ecolab Inc
500,000	2.38%, 08/10/2022	501,976
Principal Amount		Fair Value
Basic Materials — (continued)
$ 438,000	2.70%, 11/01/2026	$ 441,894
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	991,512
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,049,599
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	536,977
500,000	Sherwin-Williams Co 4.55%, 08/01/2045	523,117
	Vale Overseas Ltd
250,000	4.38%, 01/11/2022	257,565
250,000	6.88%, 11/21/2036	300,313
		10,210,013
Communications — 2.23%
500,000	Amazon.com Inc 3.15%, 08/22/2027	525,347
	AT&T Inc
1,000,000	3.00%, 02/15/2022	1,015,686
3,000,000	4.25%, 03/01/2027	3,211,347
500,000	6.15%, 09/15/2034	606,134
1,500,000	5.35%, 09/01/2040	1,691,536
1,000,000	4.85%, 07/15/2045	1,064,931
1,000,000	CBS Corp 3.70%, 08/15/2024	1,034,714
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	3.58%, 07/23/2020	504,413
1,000,000	4.91%, 07/23/2025	1,085,051
500,000	5.38%, 05/01/2047	526,110
1,000,000	Cisco Systems Inc 2.20%, 09/20/2023	1,003,248
	Comcast Corp
2,000,000	3.70%, 04/15/2024	2,121,710
1,000,000	4.60%, 10/15/2038	1,143,993
1,000,000	3.40%, 07/15/2046	957,689
	Deutsche Telekom International Finance BV
1,000,000	4.38%, 06/21/2028(a)	1,089,152
500,000	8.75%, 06/15/2030	719,626
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,054,433
	Fox Corp(a)
500,000	4.03%, 01/25/2024	531,590
1,000,000	5.48%, 01/25/2039	1,179,731
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,063,165
	Time Warner Cable LLC
1,000,000	4.13%, 02/15/2021	1,018,399
750,000	4.50%, 09/15/2042	704,693
	TWDC Enterprises 18 Corp
1,000,000	4.13%, 12/01/2041	1,109,425
1,000,000	3.00%, 07/30/2046	939,496
	Verizon Communications Inc
500,000	2.45%, 11/01/2022	503,673

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,000,000	2.63%, 08/15/2026	$ 993,096
1,390,000	4.27%, 01/15/2036	1,504,231
1,000,000	3.85%, 11/01/2042	1,020,723
2,000,000	Vodafone Group PLC 4.13%, 05/30/2025	2,130,242
	Walt Disney Co(a)
1,000,000	8.50%, 02/23/2025	1,316,330
1,000,000	4.75%, 11/15/2046	1,231,285
		34,601,199
Consumer, Cyclical — 1.86%
1,000,000	American Honda Finance Corp 1.70%, 09/09/2021	988,200
1,500,000	Best Buy Co Inc 4.45%, 10/01/2028	1,584,518
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	1,007,166
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	1,003,375
1,000,000	Dollar General Corp 4.13%, 05/01/2028	1,063,788
1,000,000	Dollar Tree Inc 4.00%, 05/15/2025	1,041,826
	Ford Motor Co
500,000	4.35%, 12/08/2026(b)	503,978
500,000	5.29%, 12/08/2046	465,380
1,000,000	Ford Motor Credit Co LLC 3.81%, 10/12/2021	1,013,975
500,000	General Motors Co 5.15%, 04/01/2038	493,670
1,000,000	General Motors Financial Co Inc 3.70%, 05/09/2023	1,014,540
500,000	Home Depot Inc 3.90%, 12/06/2028	551,208
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,040,037
1,000,000	LEAR Corp 5.25%, 05/15/2049	988,018
	Lowe's Cos Inc
1,000,000	3.12%, 04/15/2022	1,019,225
500,000	3.65%, 04/05/2029	522,335
1,000,000	McDonald's Corp(b) 3.35%, 04/01/2023	1,037,211
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,251,437
	PACCAR Financial Corp
1,000,000	2.50%, 08/14/2020	1,004,257
1,000,000	2.30%, 08/10/2022	1,001,327
1,098,000	Ralph Lauren Corp 3.75%, 09/15/2025	1,163,978
	Starbucks Corp
1,000,000	3.50%, 03/01/2028	1,046,273
1,000,000	4.45%, 08/15/2049	1,093,707
1,000,000	Tapestry Inc 3.00%, 07/15/2022	1,000,826
500,000	Target Corp 3.38%, 04/15/2029	530,146
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 687,296	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	$ 723,516
1,000,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	1,009,993
	Walmart Inc
1,000,000	3.40%, 06/26/2023	1,050,056
500,000	3.63%, 12/15/2047	533,952
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,028,627
1,000,000	Wyndham Destinations Inc 5.40%, 04/01/2024	1,047,440
		28,823,985
Consumer, Non-Cyclical — 4.87%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	762,199
850,000	3.75%, 11/30/2026	918,643
	AbbVie Inc
1,000,000	4.50%, 05/14/2035	1,027,394
1,000,000	4.88%, 11/14/2048	1,052,020
1,000,000	Aetna Inc 3.88%, 08/15/2047	903,083
	Altria Group Inc
500,000	2.85%, 08/09/2022	505,099
1,000,000	3.88%, 09/16/2046	887,543
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,349,577
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,500,000	3.65%, 02/01/2026	1,577,656
1,000,000	4.70%, 02/01/2036	1,099,666
1,000,000	4.90%, 02/01/2046	1,111,466
	Anheuser-Busch InBev Worldwide Inc
1,000,000	3.50%, 01/12/2024	1,044,022
580,000	4.44%, 10/06/2048	608,679
	Anthem Inc
1,000,000	3.35%, 12/01/2024	1,033,979
1,000,000	3.65%, 12/01/2027	1,038,795
1,000,000	AstraZeneca PLC 2.38%, 06/12/2022	1,006,642
1,000,000	Bacardi Ltd(a) 5.15%, 05/15/2038	1,035,381
	BAT Capital Corp
1,000,000	2.76%, 08/15/2022	1,002,620
500,000	4.39%, 08/15/2037	475,269
	Bayer US Finance II LLC(a)
1,000,000	3.88%, 12/15/2023	1,036,076
1,000,000	4.38%, 12/15/2028	1,053,585
985,000	3.60%, 07/15/2042	781,122
1,000,000	Becton Dickinson & Co 4.67%, 06/06/2047	1,119,258
	Biogen Inc
1,000,000	3.63%, 09/15/2022	1,031,800
1,000,000	4.05%, 09/15/2025	1,072,058
1,000,000	Boston Scientific Corp 4.00%, 03/01/2029	1,081,090

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Bristol-Myers Squibb Co(a) 4.13%, 06/15/2039	$ 1,083,205
1,000,000	Celgene Corp 3.63%, 05/15/2024	1,049,421
	Cigna Corp(a)
1,000,000	4.38%, 10/15/2028	1,078,484
1,750,000	4.80%, 08/15/2038	1,884,269
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	508,343
1,000,000	3.70%, 04/01/2027	1,064,321
750,000	Conagra Brands Inc 4.60%, 11/01/2025	815,980
500,000	Constellation Brands Inc 5.25%, 11/15/2048	578,543
	CVS Health Corp
660,000	3.35%, 03/09/2021	668,934
1,000,000	5.05%, 03/25/2048	1,063,564
2,052,822	CVS Pass Through Trust 6.04%, 12/10/2028	2,297,454
1,000,000	Diageo Capital PLC(b) 3.88%, 05/18/2028	1,092,569
1,000,000	Edwards Lifesciences Corp 4.30%, 06/15/2028	1,079,534
900,000	Elanco Animal Health Inc(a) 3.91%, 08/27/2021	919,252
500,000	Eli Lilly & Co 3.38%, 03/15/2029	532,275
	Gilead Sciences Inc
1,000,000	3.65%, 03/01/2026	1,057,704
1,000,000	4.60%, 09/01/2035	1,124,926
250,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	258,135
1,000,000	HCA Inc 4.13%, 06/15/2029	1,023,246
	Humana Inc
1,000,000	2.90%, 12/15/2022	1,013,722
2,000,000	3.95%, 03/15/2027	2,076,875
750,000	Ingredion Inc 4.63%, 11/01/2020	770,241
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,041,161
500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	547,033
	Kraft Heinz Foods Co
60,000	3.50%, 06/06/2022	61,591
1,010,000	4.88%, 02/15/2025(a)	1,041,723
1,000,000	3.95%, 07/15/2025	1,040,242
1,000,000	4.38%, 06/01/2046	949,081
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	989,000
2,000,000	Mars Inc(a) 3.88%, 04/01/2039	2,115,702
	McCormick & Co Inc
330,000	3.90%, 07/15/2021	338,486
357,000	3.25%, 11/15/2025	358,571
	Medtronic Inc
500,000	3.50%, 03/15/2025	530,022
88,000	4.63%, 03/15/2045	106,523
1,000,000	Merck & Co Inc 2.75%, 02/10/2025	1,029,390
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Molson Coors Brewing Co 4.20%, 07/15/2046	$ 482,504
1,000,000	Moody's Corp 3.25%, 01/15/2028	1,013,497
1,000,000	Mylan NV 3.95%, 06/15/2026	964,997
1,000,000	Novartis Capital Corp 3.40%, 05/06/2024	1,051,076
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	1,026,944
	Perrigo Finance Unlimited Co
553,000	3.50%, 03/15/2021	551,483
1,164,000	3.50%, 12/15/2021	1,156,933
1,000,000	Pfizer Inc 4.00%, 12/15/2036	1,089,172
500,000	Philip Morris International Inc 4.13%, 03/04/2043	509,974
1,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	1,009,177
1,000,000	S&P Global Inc 4.40%, 02/15/2026	1,101,530
1,000,000	Sysco Corp 3.25%, 07/15/2027	1,019,369
1,000,000	Takeda Pharmaceutical Co Ltd(a) 5.00%, 11/26/2028	1,132,264
285,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	291,720
1,000,000	UnitedHealth Group Inc 3.75%, 07/15/2025	1,068,538
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	605,250
2,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	1,942,443
750,000	Zoetis Inc 3.25%, 08/20/2021	761,393
		75,582,508
Energy — 2.65%
500,000	Anadarko Petroleum Corp 4.50%, 07/15/2044	511,569
1,000,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 4.25%, 12/01/2027	1,055,842
500,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	503,168
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,033,323
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,060,401
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	1,027,204
	CNOOC Finance 2013 Ltd
1,500,000	3.00%, 05/09/2023	1,513,379

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,059,000	4.25%, 05/09/2043	$ 1,134,420
490,000	Concho Resources Inc 4.38%, 01/15/2025	509,369
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,303,089
200,000	Ecopetrol SA 4.13%, 01/16/2025	207,000
1,000,000	Energy Transfer Operating LP 5.15%, 03/15/2045	1,015,821
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	724,463
200,000	EOG Resources Inc 2.63%, 03/15/2023	202,240
1,000,000	EQM Midstream Partners LP 4.13%, 12/01/2026	966,944
1,500,000	Equinor ASA 2.45%, 01/17/2023	1,508,471
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	1,002,215
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	512,972
	Halliburton Co
500,000	3.50%, 08/01/2023	516,956
500,000	5.00%, 11/15/2045	544,942
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,052,343
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	520,351
500,000	4.70%, 11/01/2042	507,475
500,000	Kinder Morgan Inc 5.30%, 12/01/2034	565,090
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	558,088
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	1,030,367
1,000,000	MPLX LP 4.50%, 04/15/2038	1,008,720
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	1,022,937
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	604,273
500,000	Patterson-UTI Energy Inc 3.95%, 02/01/2028	491,432
500,000	Petro-Canada 6.80%, 05/15/2038	683,095
	Petroleos Mexicanos
1,000,000	3.50%, 01/30/2023	948,900
1,000,000	6.50%, 03/13/2027	986,200
1,000,000	6.63%, 06/15/2035	923,750
833,000	6.35%, 02/12/2048	715,131
500,000	Phillips 66 4.65%, 11/15/2034	556,135
1,000,000	Phillips 66 Partners LP 4.90%, 10/01/2046	1,064,379
Principal Amount		Fair Value
Energy — (continued)
	Plains All American Pipeline LP / PAA Finance Corp
$ 1,000,000	3.60%, 11/01/2024	$ 1,013,714
750,000	4.30%, 01/31/2043	676,424
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,049,812
2,000,000	Shell International Finance BV(b) 1.75%, 09/12/2021	1,982,644
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	1,046,419
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	1,019,440
1,000,000	Sunoco Logistics Partners Operations LP 4.65%, 02/15/2022	1,049,392
750,000	Total Capital International SA 2.88%, 02/17/2022	762,896
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	781,110
	Valero Energy Corp
1,000,000	4.00%, 04/01/2029	1,046,428
500,000	7.50%, 04/15/2032	680,553
		41,201,286
Financial — 7.52%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.95%, 02/01/2022	1,542,825
1,000,000	3.88%, 01/23/2028	1,004,149
1,000,000	Air Lease Corp 3.38%, 06/01/2021	1,015,272
456,521	ALEX Alpha LLC 1.62%, 08/15/2024	450,006
	American Express Co
250,000	3.40%, 02/22/2024	260,420
1,000,000	8.15%, 03/19/2038	1,545,426
1,500,000	American Express Credit Corp 3.30%, 05/03/2027	1,573,391
1,476,000	AvalonBay Communities Inc 2.95%, 05/11/2026	1,496,692
	Bank of America Corp
1,000,000	2.63%, 04/19/2021	1,006,098
2,000,000	2.33%, 10/01/2021(c) 3-mo. LIBOR + 0.63%	1,997,226
2,000,000	3.30%, 01/11/2023	2,061,723
1,000,000	3.46%, 03/15/2025(c) 3-mo. LIBOR + 0.97%	1,037,421
1,000,000	3.95%, 04/21/2025	1,047,988
500,000	6.11%, 01/29/2037	637,153
1,000,000	5.88%, 02/07/2042	1,327,438
	Bank of Montreal
1,000,000	1.90%, 08/27/2021	993,469

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	3.30%, 02/05/2024	$ 1,036,761
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	1,055,749
	Bank of Nova Scotia
1,000,000	3.13%, 04/20/2021	1,015,250
1,150,000	3.40%, 02/11/2024(b)	1,195,391
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,507,560
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,043,976
1,000,000	3.25%, 04/30/2029	1,047,022
1,000,000	Brighthouse Financial Inc 4.70%, 06/22/2047	834,692
	Capital One Financial Corp
1,000,000	4.75%, 07/15/2021	1,045,050
2,000,000	3.30%, 10/30/2024	2,050,644
	Citigroup Inc
1,000,000	4.50%, 01/14/2022	1,050,880
2,000,000	3.40%, 05/01/2026	2,069,618
2,250,000	4.45%, 09/29/2027	2,424,633
500,000	6.63%, 01/15/2028	619,349
1,000,000	Citizens Bank NA 2.55%, 05/13/2021	1,002,232
1,000,000	Commonwealth Bank of Australia(a) 3.35%, 06/04/2024	1,039,748
1,000,000	Cooperatieve Rabobank UA 3.88%, 02/08/2022	1,039,785
	Credit Suisse AG
500,000	3.00%, 10/29/2021	507,227
500,000	3.63%, 09/09/2024	526,096
2,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	2,057,339
	Goldman Sachs Group Inc
2,500,000	3.00%, 04/26/2022	2,521,425
1,000,000	3.50%, 01/23/2025	1,034,024
1,100,000	6.75%, 10/01/2037	1,439,606
1,000,000	6.25%, 02/01/2041	1,340,110
1,000,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	1,030,209
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	1,015,137
1,000,000	4.25%, 03/14/2024	1,055,215
500,000	3.90%, 05/25/2026	523,216
750,000	6.50%, 09/15/2037	977,533
1,000,000	Hudson Pacific Properties LP 3.95%, 11/01/2027	1,017,539
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,019,490
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,042,585
	JPMorgan Chase & Co
1,000,000	4.35%, 08/15/2021	1,039,862
2,000,000	2.70%, 05/18/2023	2,019,741
2,600,000	3.88%, 09/10/2024	2,732,086
1,000,000	2.95%, 10/01/2026	1,017,541
1,000,000	3.63%, 12/01/2027	1,030,030
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	3.88%, 07/24/2038(c) 3-mo. LIBOR + 1.36%	$ 1,047,256
1,000,000	5.50%, 10/15/2040	1,270,566
2,000,000	KeyBank NA 3.38%, 03/07/2023	2,072,412
500,000	Kilroy Realty LP 3.80%, 01/15/2023	516,399
500,000	Kimco Realty Corp 2.70%, 03/01/2024	498,687
	Kreditanstalt fuer Wiederaufbau
2,000,000	2.75%, 09/08/2020	2,017,383
2,000,000	2.00%, 10/04/2022	2,011,573
1,000,000	Life Storage LP REIT 4.00%, 06/15/2029	1,027,932
1,000,000	Markel Corp 3.63%, 03/30/2023	1,031,961
1,000,000	Marsh & McLennan Cos Inc 4.38%, 03/15/2029	1,105,023
695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	1,139,178
2,000,000	Mid-America Apartments LP 3.95%, 03/15/2029	2,115,328
1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	1,541,576
	Morgan Stanley
1,000,000	5.50%, 07/28/2021	1,061,857
1,000,000	3.70%, 10/23/2024	1,054,607
1,500,000	3.13%, 07/27/2026	1,527,900
2,500,000	4.35%, 09/08/2026	2,679,746
1,000,000	4.30%, 01/27/2045	1,095,097
1,000,000	MUFG Union Bank NA 3.15%, 04/01/2022	1,022,131
1,000,000	New York Life Insurance Co(a) 4.45%, 05/15/2069	1,100,815
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	1,027,502
1,000,000	PNC Bank NA 2.70%, 11/01/2022	1,009,639
500,000	Prologis LP 4.25%, 08/15/2023	534,334
500,000	Protective Life Corp 8.45%, 10/15/2039	747,627
1,000,000	Regions Bank 2.75%, 04/01/2021	1,003,727
1,000,000	Royal Bank of Canada 3.20%, 04/30/2021	1,017,496
1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,538,437
1,000,000	State Street Corp 3.10%, 05/15/2023	1,026,330
1,000,000	Sumitomo Mitsui Financial Group Inc(b) 3.10%, 01/17/2023	1,017,478
250,000	Susa Partnership LP 7.50%, 12/01/2027	310,187

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	Synchrony Bank 3.00%, 06/15/2022	$ 2,014,212
44,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	62,309
1,000,000	Toronto-Dominion Bank(b) 1.80%, 07/13/2021	992,408
500,000	Travelers Cos Inc 6.25%, 06/15/2037	687,985
	US Bancorp
1,000,000	3.00%, 03/15/2022	1,022,260
1,000,000	3.10%, 04/27/2026	1,021,213
1,000,000	US Bank NA 3.45%, 11/16/2021	1,026,530
500,000	Ventas Realty LP 3.25%, 10/15/2026	503,728
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,565,039
1,500,000	3.00%, 04/22/2026	1,516,815
750,000	4.30%, 07/22/2027	809,830
500,000	5.38%, 02/07/2035	616,443
1,000,000	4.40%, 06/14/2046	1,082,733
1,000,000	Wells Fargo Bank NA 3.63%, 10/22/2021	1,027,920
500,000	Welltower Inc REIT 4.00%, 06/01/2025	526,518
1,000,000	Westpac Banking Corp 2.65%, 01/25/2021	1,005,126
		116,672,301
Industrial — 2.03%
1,000,000	3M Co 4.00%, 09/14/2048	1,080,362
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,037,839
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	990,083
301,210	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	318,576
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	470,985
500,000	5.15%, 09/01/2043	620,686
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	969,420
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	989,169
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,273,109
1,062,000	CNH Industrial Capital LLC 3.88%, 10/15/2021	1,082,709
750,000	CSX Corp 4.75%, 05/30/2042	852,543
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,175,308
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	FedEx Corp 3.90%, 02/01/2035	$ 502,050
500,000	FLIR Systems Inc 3.13%, 06/15/2021	504,756
250,000	General Dynamics Corp 3.00%, 05/11/2021	254,078
1,000,000	General Electric Co 4.13%, 10/09/2042	920,095
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	590,104
1,000,000	Hubbell Inc 3.50%, 02/15/2028	1,012,389
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,046,351
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,032,559
1,000,000	Oshkosh Corp 5.38%, 03/01/2025	1,037,500
500,000	Packaging Corp of America 4.50%, 11/01/2023	535,157
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,091,980
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	1,017,356
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	1,029,151
1,000,000	4.35%, 04/15/2047	1,091,462
615,000	Ryder System Inc 2.80%, 03/01/2022	620,452
1,000,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	1,130,236
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,009,964
1,000,000	Textron Inc 3.90%, 09/17/2029	1,045,490
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,034,569
500,000	Union Pacific Corp 3.60%, 09/15/2037	507,620
582,126	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	659,920
252,970	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	294,696
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	493,723
1,000,000	4.25%, 03/15/2049(b)	1,095,114
1,000,000	Vulcan Materials Co 3.90%, 04/01/2027	1,025,714
		31,443,275
Technology — 1.76%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	1,013,819

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
	Apple Inc
$ 2,000,000	2.75%, 01/13/2025	$ 2,043,545
1,500,000	3.00%, 11/13/2027	1,543,052
1,000,000	3.85%, 05/04/2043	1,061,190
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,041,934
1,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.13%, 01/15/2025	976,778
	Fidelity National Information Services Inc
1,910,000	2.25%, 08/15/2021	1,905,516
1,000,000	4.25%, 05/15/2028	1,089,834
1,000,000	Fiserv Inc 4.20%, 10/01/2028	1,083,535
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,054,457
1,000,000	Intel Corp 4.10%, 05/19/2046	1,100,249
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	1,029,868
1,000,000	KLA-Tencor Corp 5.00%, 03/15/2049	1,112,686
	Microsoft Corp
2,000,000	3.45%, 08/08/2036	2,114,408
1,000,000	4.45%, 11/03/2045	1,197,868
1,500,000	NVIDIA Corp 2.20%, 09/16/2021	1,494,070
	Oracle Corp
1,000,000	3.40%, 07/08/2024	1,047,532
1,000,000	3.25%, 11/15/2027	1,046,652
1,500,000	QUALCOMM Inc 2.90%, 05/20/2024	1,522,956
	salesforce.com Inc
1,000,000	3.25%, 04/11/2023	1,037,495
1,700,000	3.70%, 04/11/2028	1,831,964
		27,349,408
Utilities — 1.79%
1,000,000	Baltimore Gas & Electric Co 4.25%, 09/15/2048	1,107,318
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,091,871
1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	1,015,556
500,000	Brooklyn Union Gas Co(a) 3.87%, 03/04/2029	537,334
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	990,578
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,102,767
2,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	2,045,457
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	DTE Electric Co 3.75%, 08/15/2047	$ 1,053,078
1,000,000	DTE Energy Co 2.60%, 06/15/2022	1,004,180
1,000,000	Duke Energy Corp 4.20%, 06/15/2049	1,047,917
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,290,237
726,610	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	782,032
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,023,192
1,000,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	1,092,344
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	614,439
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	595,348
1,135,000	Niagara Mohawk Power Corp(a) 2.72%, 11/28/2022	1,149,323
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,064,103
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	1,053,841
500,000	PECO Energy Co 1.70%, 09/15/2021	495,063
1,000,000	Pennsylvania Electric Co(a) 3.60%, 06/01/2029	1,032,446
	Public Service Electric & Gas Co
1,000,000	4.05%, 05/01/2045	1,065,068
1,000,000	4.15%, 11/01/2045	1,082,472
1,000,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	1,009,342
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,019,552
500,000	Union Electric Co 8.45%, 03/15/2039	796,936
1,500,000	Virginia Electric & Power Co 3.50%, 03/15/2027	1,579,765
		27,741,559
TOTAL CORPORATE BONDS AND NOTES — 25.37% (Cost $376,926,447)		$ 393,625,534
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	1,009,687
	Asian Development Bank
1,500,000	1.63%, 03/16/2021	1,493,112
1,500,000	5.82%, 06/16/2028	1,908,734

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Colombia Government International Bond
$ 250,000	4.00%, 02/26/2024	$ 261,625
500,000	4.50%, 03/15/2029	546,000
1,750,000	5.00%, 06/15/2045	1,931,125
	European Investment Bank
1,000,000	2.88%, 09/15/2020	1,010,656
3,500,000	2.13%, 10/15/2021	3,523,722
2,500,000	Export-Import Bank of Korea 4.00%, 01/29/2021	2,563,604
2,000,000	FMS Wertmanagement 1.38%, 06/08/2021	1,980,359
500,000	Hungary Government International Bond 6.38%, 03/29/2021	533,700
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	1,003,951
2,500,000	Inter-American Development Bank 1.75%, 04/14/2022	2,495,140
	International Bank for Reconstruction & Development
1,000,000	2.13%, 11/01/2020(b)	1,001,912
2,000,000	1.63%, 02/10/2022	1,991,252
1,500,000	7.63%, 01/19/2023(b)	1,796,505
2,000,000	International Finance Corp(b) 1.13%, 07/20/2021	1,970,659
1,000,000	Israel Government Agency for International Development Bond 5.50%, 12/04/2023	1,149,555
2,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	2,492,972
	Mexico Government International Bond
1,500,000	3.60%, 01/30/2025	1,535,250
500,000	6.75%, 09/27/2034	636,875
2,000,000	4.60%, 01/23/2046	2,045,020
1,000,000	Panama Notas del Tesoro(a) 3.75%, 04/17/2026	1,033,510
	Peruvian Government International Bond
800,000	4.13%, 08/25/2027	890,808
1,000,000	2.84%, 06/20/2030	1,005,000
1,000,000	Philippine Government International Bond 5.50%, 03/30/2026	1,178,094
2,000,000	Province of British Columbia Canada(b) 2.65%, 09/22/2021	2,032,820
2,000,000	Province of Manitoba Canada(b) 2.13%, 06/22/2026	1,981,475
2,500,000	Province of Ontario Canada 3.20%, 05/16/2024	2,632,462
500,000	Province of Quebec Canada 2.75%, 04/12/2027	519,186
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	$ 1,610,625
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	589,230
500,000	Uruguay Government International Bond 4.98%, 04/20/2055	551,880
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.15% (Cost $47,435,804)		$ 48,906,505
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.31%
1,000,000	BANK Series 2017-BNK7 Class A5 3.44%, 09/15/2060	1,053,008
1,000,000	Benchmark Mortgage Trust Series 2019-B9 Class AAB 3.93%, 03/15/2052	1,084,483
3,250,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	3,468,019
749,246	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	744,152
2,000,000	Houston Galleria Mall Trust(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	2,052,763
	JP Morgan Commercial Mortgage Securities Trust
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,663,569
	Series 2017-JP5 Class A5
1,000,000	3.72%, 03/15/2050	1,069,134
900,297	JP Morgan Mortgage Trust(a)(d) Series 2014-5 Class A1 2.98%, 10/25/2029	908,070
500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	507,178
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,179,653
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,624,135

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2016-BNK1 Class ASB
$ 500,000	2.51%, 08/15/2049	$ 502,468
500,000	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	521,403
		20,378,035
U.S. Government Agency — 27.99%
	Federal Home Loan Mortgage Corp
9,598	4.50%, 04/01/2020	9,801
8,384	5.00%, 12/01/2020	8,604
14,524	4.00%, 01/01/2021	15,084
9,546	5.00%, 04/01/2021	9,772
4,633	5.00%, 05/01/2021	4,753
6,977	5.50%, 05/01/2021	7,102
352,288	2.50%, 11/01/2022	355,522
5,967	5.00%, 03/01/2023	6,147
114,697	5.00%, 09/01/2024	121,266
149,568	4.50%, 10/01/2024	154,396
619,279	4.00%, 05/01/2026	646,137
172,094	3.50%, 08/01/2026	179,138
1,193,985	3.00%, 01/01/2027	1,222,306
9,273	7.50%, 05/01/2027	10,571
1,725,817	3.00%, 02/01/2029	1,765,792
13,256	6.50%, 04/01/2029	14,711
1,562,077	3.00%, 07/01/2029	1,601,567
1,743,150	2.50%, 02/01/2030	1,757,156
1,748	7.50%, 08/01/2030	2,045
3,866,885	2.50%, 12/01/2031	3,896,024
1,176,334	2.50%, 02/01/2032	1,185,199
422,521	3.50%, 04/01/2032	438,361
375,767	2.50%, 10/01/2032	378,599
148,356	6.50%, 11/01/2032	164,644
1,067,897	2.50%, 12/01/2032	1,075,944
459,872	3.50%, 05/01/2033	475,624
1,030,492	4.00%, 07/01/2033	1,075,144
46,737	4.50%, 08/01/2033	49,886
1,005,859	3.50%, 03/01/2034	1,040,311
705,111	4.00%, 06/01/2034	742,912
13,526	5.00%, 07/01/2034	14,406
96,446	5.00%, 09/01/2035	105,528
25,740	6.00%, 03/01/2036	29,183
18,891	6.00%, 04/01/2036	21,399
100,817	5.00%, 06/01/2036	110,306
2,283,651	3.00%, 09/01/2036	2,326,117
575,813	6.50%, 10/01/2036	647,321
188,672	5.50%, 10/01/2037	209,718
25,592	5.50%, 11/01/2037	27,941
27,183	5.50%, 12/01/2037	29,079
930,198	3.50%, 10/01/2038	957,292
182,159	5.00%, 12/01/2039	198,045
459,750	5.00%, 02/01/2040	499,819
351,911	5.00%, 05/01/2040	382,614
130,861	4.50%, 07/01/2040	140,631
202,302	5.00%, 08/01/2040	219,954
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 343,432	4.00%, 10/01/2040	$ 362,344
921,098	4.00%, 01/01/2041	971,823
1,616,388	4.00%, 02/01/2041	1,705,855
297,656	4.00%, 04/01/2041	314,047
896,803	3.50%, 11/01/2041	931,343
768,311	3.50%, 02/01/2042	797,902
522,106	4.00%, 03/01/2042	550,869
597,444	3.50%, 07/01/2042	620,426
1,029,164	3.50%, 08/01/2042	1,068,808
857,369	3.50%, 11/01/2042	890,369
675,959	3.50%, 05/01/2043	701,910
1,826,667	3.00%, 09/01/2043	1,858,445
420,462	4.00%, 10/01/2043	442,884
1,180,801	4.00%, 11/01/2043	1,249,763
448,596	4.50%, 11/01/2043	479,120
895,568	4.00%, 01/01/2044	941,166
987,712	4.00%, 09/01/2044	1,034,426
2,338,149	4.50%, 10/01/2044	2,487,675
1,992,782	3.50%, 11/01/2044	2,068,079
2,944,812	3.00%, 04/01/2045	2,988,245
1,475,231	3.00%, 08/01/2045	1,499,964
1,317,959	3.50%, 10/01/2045	1,359,723
2,510,325	3.50%, 04/01/2046	2,585,492
5,852,400	3.00%, 11/01/2046	5,935,664
2,234,624	3.00%, 12/01/2046	2,261,181
6,072,390	3.00%, 02/01/2047	6,144,728
677,460	2.50%, 03/01/2047	672,795
2,824,506	4.00%, 05/01/2047	2,949,481
4,976,395	4.00%, 07/01/2047	5,186,400
645,817	3.50%, 08/01/2047	665,073
5,553,616	3.50%, 10/01/2047	5,718,816
2,291,196	3.50%, 11/01/2047	2,361,544
429,692	4.50%, 11/01/2047	452,668
1,364,415	3.50%, 01/01/2048	1,404,244
1,764,539	4.00%, 02/01/2048	1,836,578
3,123,779	3.50%, 03/01/2048	3,213,299
1,309,311	4.00%, 05/01/2048	1,362,150
5,011,630	4.50%, 05/01/2048	5,269,244
1,678,325	3.00%, 06/01/2048	1,693,877
819,361	4.50%, 06/01/2048	860,856
1,196,087	3.50%, 07/01/2048	1,226,827
2,798,506	4.00%, 09/01/2048	2,906,541
707,932	4.00%, 10/01/2048	734,274
1,884,217	4.50%, 01/01/2049	1,977,544
2,638,935	3.50%, 02/01/2049	2,702,903
972,985	3.50%, 03/01/2049	996,534
3,396,826	4.00%, 03/01/2049	3,511,204
944,672	4.50%, 03/01/2049	987,363
1,696,338	4.50%, 05/01/2049	1,776,125
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	1,019,227
	Series K036 Class A1
1,251,344	2.78%, 04/25/2023	1,264,839
	Series K052 Class A2

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,000,000	3.15%, 11/25/2025	$ 1,049,991
	Series K061 Class A1
697,788	3.01%, 08/25/2026	719,124
	Series K061 Class A2
1,000,000	3.35%, 11/25/2026(d)	1,064,104
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,159,705
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	2,065,592
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	2,086,172
	Federal National Mortgage Association
5,881	8.00%, 11/01/2022	6,056
919,665	3.50%, 12/01/2025	949,219
263,050	4.00%, 01/01/2026	273,637
432,258	3.50%, 02/01/2026	446,148
832,247	3.00%, 02/01/2027	851,510
542,088	3.00%, 04/01/2027	554,638
730,214	2.50%, 09/01/2027	736,340
1,307,171	2.50%, 02/01/2028	1,318,168
2,025,262	2.50%, 06/01/2028	2,042,303
49,842	6.00%, 01/01/2029	56,518
626,308	3.00%, 03/01/2029	640,432
525,285	3.50%, 04/01/2029	546,986
331,276	3.50%, 09/01/2029	344,526
305,180	2.50%, 02/01/2030	307,469
370,610	4.00%, 09/01/2030	386,964
1,145,999	3.00%, 10/01/2030	1,171,173
121,385	8.00%, 10/01/2030	138,333
983,190	3.50%, 01/01/2031	1,019,370
1,438,811	3.00%, 02/01/2031	1,470,478
1,016,468	4.50%, 08/01/2031	1,082,060
3,269,603	2.50%, 09/01/2031	3,292,645
347,253	3.50%, 01/01/2032	360,026
69,452	6.50%, 06/01/2032	77,055
37,580	7.00%, 07/01/2032	43,942
1,049,930	3.00%, 08/01/2032	1,073,050
96,922	6.50%, 08/01/2032	107,940
4,083,552	3.00%, 10/01/2032	4,173,496
825,552	3.00%, 11/01/2032	840,374
1,165,427	3.00%, 02/01/2033	1,186,355
385,977	5.50%, 03/01/2033	419,067
60,214	5.00%, 09/01/2033	65,426
47,717	5.50%, 01/01/2034	51,846
397,117	4.00%, 02/01/2034	418,045
2,396,316	3.50%, 03/01/2034	2,476,412
229,101	5.50%, 03/01/2034	254,262
222,007	5.50%, 05/01/2034	246,608
61,165	5.50%, 02/01/2035	67,942
138,790	6.00%, 02/01/2035	157,205
846,167	3.00%, 03/01/2035	861,360
698,869	5.00%, 05/01/2035	763,747
13,048	5.00%, 07/01/2035	14,244
136,350	5.00%, 09/01/2035	148,485
149,397	5.00%, 10/01/2035	163,310
85,018	6.00%, 10/01/2035	96,293
123,852	5.50%, 11/01/2035	138,161
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 23,599	6.00%, 11/01/2035	$ 25,917
47,097	6.00%, 12/01/2035	53,268
50,731	5.50%, 04/01/2036	56,244
161,004	6.00%, 04/01/2036	182,363
446,905	6.00%, 06/01/2036	506,767
10,916	6.50%, 08/01/2036	12,226
119,804	5.50%, 10/01/2036	133,076
84,980	5.50%, 11/01/2036	94,348
744,292	6.00%, 12/01/2036	840,899
2,011,284	3.00%, 01/01/2037	2,047,443
66,745	5.00%, 07/01/2037	72,497
369,510	5.50%, 08/01/2037	409,386
578,063	5.50%, 01/01/2038	632,342
265,496	6.00%, 03/01/2038	301,026
133,619	5.50%, 07/01/2038	148,302
83,794	6.00%, 05/01/2039	94,971
705,666	4.50%, 08/01/2039	757,492
784,916	5.00%, 08/01/2039	852,843
598,459	5.00%, 12/01/2039	656,994
474,159	4.50%, 03/01/2040	509,225
491,618	5.00%, 06/01/2040	534,135
3,258,715	4.50%, 08/01/2040	3,499,700
799,179	4.50%, 09/01/2040	858,291
211,856	4.50%, 11/01/2040	227,479
312,100	5.00%, 11/01/2040	339,089
2,120,348	4.00%, 02/01/2041	2,235,718
2,447,415	4.50%, 03/01/2041	2,627,883
3,543,640	5.00%, 05/01/2041	3,850,117
657,718	4.00%, 09/01/2041	693,515
410,246	4.50%, 10/01/2041	440,591
1,530,597	3.50%, 12/01/2041	1,588,567
1,467,297	4.00%, 01/01/2042	1,547,053
963,136	3.50%, 02/01/2042	999,539
5,228,539	3.00%, 09/01/2042	5,316,232
3,174,247	3.00%, 12/01/2042	3,227,430
1,700,077	3.00%, 02/01/2043	1,728,586
1,501,165	3.00%, 03/01/2043	1,526,282
916,533	3.00%, 04/01/2043	931,907
2,906,209	3.50%, 05/01/2043	3,016,258
385,639	4.00%, 07/01/2043	407,742
1,575,558	3.00%, 08/01/2043	1,601,987
945,164	3.50%, 08/01/2043	980,955
461,112	4.00%, 09/01/2043	487,673
1,324,348	4.00%, 12/01/2043	1,401,237
1,075,426	5.00%, 01/01/2044	1,167,202
1,045,555	3.50%, 08/01/2044	1,088,396
1,591,936	4.00%, 08/01/2044	1,689,943
2,307,165	3.50%, 10/01/2044	2,401,708
445,327	4.00%, 12/01/2044	465,821
541,609	4.00%, 06/01/2045	567,200
693,897	3.50%, 11/01/2045	715,439
6,002,646	3.50%, 12/01/2045	6,189,003
4,718,733	3.50%, 01/01/2046	4,865,235
713,028	4.00%, 01/01/2046	745,622
5,183,027	3.50%, 02/01/2046	5,343,898
2,441,913	3.50%, 03/01/2046	2,516,580
3,703,869	3.00%, 06/01/2046	3,751,684
8,084,757	3.50%, 07/01/2046	8,327,813

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,079,580	2.50%, 10/01/2046	$ 1,071,475
4,476,976	3.00%, 10/01/2046	4,548,223
2,832,925	4.00%, 10/01/2046	2,962,401
1,726,390	3.00%, 11/01/2046	1,746,556
3,208,686	3.00%, 12/01/2046	3,248,821
407,801	3.50%, 12/01/2046	419,831
1,219,945	4.00%, 03/01/2047	1,274,615
1,528,948	4.00%, 04/01/2047	1,595,586
3,254,573	4.00%, 05/01/2047	3,396,419
2,876,228	4.00%, 06/01/2047	3,000,408
1,320,204	4.50%, 06/01/2047	1,389,878
1,707,203	3.50%, 07/01/2047	1,757,007
3,975,277	3.50%, 08/01/2047	4,091,245
3,279,450	4.00%, 08/01/2047	3,417,012
1,273,275	3.00%, 09/01/2047	1,285,713
1,276,308	4.00%, 09/01/2047	1,329,321
2,913,430	4.00%, 10/01/2047	3,031,317
4,385,293	3.50%, 12/01/2047	4,513,227
1,025,338	3.50%, 01/01/2048	1,055,422
799,479	3.50%, 02/01/2048	819,111
1,964,082	4.00%, 05/01/2048	2,040,526
2,994,204	4.00%, 06/01/2048	3,110,710
466,053	4.00%, 07/01/2048	483,905
1,089,553	4.50%, 07/01/2048	1,145,580
906,890	4.00%, 09/01/2048	940,179
2,311,137	4.00%, 10/01/2048	2,391,012
962,639	4.00%, 02/01/2049	998,030
1,394,085	4.00%, 03/01/2049	1,445,226
2,044,769	3.00%, 06/01/2049	2,062,589
1,282,787	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2016-M9 Class A1 2.00%, 06/25/2026	1,275,533
	Government National Mortgage Association
7,472	7.00%, 07/15/2025	7,996
6,837	7.50%, 12/15/2025	7,268
126,055	3.50%, 02/15/2026	130,088
95,133	4.00%, 04/20/2026	99,079
1,205,147	2.50%, 04/15/2027	1,218,598
742,851	3.00%, 06/20/2027	761,124
228,207	5.00%, 11/15/2033	247,589
44,338	5.50%, 12/15/2035	49,875
55,900	5.00%, 12/20/2035	60,131
102,338	6.00%, 01/20/2036	117,035
124,647	5.50%, 02/20/2036	136,526
785,067	5.00%, 06/15/2039	863,485
482,596	4.50%, 01/20/2040	514,864
728,920	4.00%, 05/20/2040	771,920
245,757	4.50%, 07/20/2040	262,179
139,741	5.50%, 07/20/2040	152,063
229,817	4.50%, 09/20/2040	245,146
824,144	4.00%, 10/15/2040	875,177
455,183	4.00%, 09/15/2041	483,567
84,741	4.50%, 12/20/2041	90,397
423,637	3.50%, 06/15/2042	439,658
1,307,179	3.50%, 06/20/2042	1,364,278
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,480,498	3.50%, 08/15/2042	$ 1,536,228
967,719	3.00%, 02/15/2043	989,998
2,503,776	3.50%, 10/20/2044	2,600,076
1,297,032	3.00%, 01/20/2046	1,328,707
2,055,891	3.50%, 02/20/2046	2,126,956
1,291,269	3.50%, 03/20/2046	1,335,903
636,749	4.00%, 03/20/2046	669,779
3,427,757	3.00%, 04/20/2046	3,507,103
1,435,765	3.50%, 04/20/2046	1,485,395
1,787,720	3.50%, 05/20/2046	1,849,516
6,886,199	3.00%, 08/20/2046	7,045,800
2,196,952	3.00%, 09/20/2046	2,249,217
1,228,272	3.50%, 09/20/2046	1,270,732
2,273,712	3.50%, 10/20/2046	2,352,312
1,709,610	3.00%, 12/20/2046	1,749,249
9,423,957	3.00%, 01/20/2047	9,642,258
1,832,452	3.50%, 01/20/2047	1,895,612
2,285,191	3.50%, 04/20/2047	2,363,254
5,316,351	4.00%, 04/20/2047	5,553,656
2,061,993	3.50%, 05/20/2047	2,132,221
887,059	3.50%, 06/20/2047	915,825
4,574,319	3.50%, 07/20/2047	4,728,706
4,782,529	3.50%, 08/20/2047	4,943,471
3,518,885	4.00%, 09/20/2047	3,668,598
2,760,185	3.50%, 12/20/2047	2,852,046
2,010,912	3.50%, 01/20/2048	2,077,636
4,569,189	4.00%, 01/20/2048	4,757,592
2,634,927	3.00%, 02/20/2048	2,694,571
2,532,329	3.50%, 02/20/2048	2,616,196
2,948,489	4.50%, 02/20/2048	3,098,213
3,003,106	4.00%, 03/20/2048	3,124,826
1,307,523	4.00%, 04/20/2048	1,359,084
3,414,260	4.00%, 07/20/2048	3,542,868
1,705,495	4.50%, 07/20/2048	1,781,809
2,068,243	4.00%, 09/20/2048	2,143,897
5,425,266	4.50%, 09/20/2048	5,697,154
957,020	4.00%, 10/20/2048	992,027
6,706,122	4.50%, 11/20/2048	6,993,085
1,659,800	5.00%, 11/20/2048	1,735,685
1,781,309	3.50%, 12/20/2048	1,840,245
744,338	3.50%, 03/20/2049	768,965
		434,373,371
TOTAL MORTGAGE-BACKED SECURITIES — 29.30% (Cost $452,626,039)		$ 454,751,406
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.83%
2,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	2,159,340
105,000	Energy Northwest 2.81%, 07/01/2024	106,661

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	$ 3,359,575
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,037,620
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,956,960
600,000	State of Illinois 5.10%, 06/01/2033	631,848
1,000,000	State of Texas 5.52%, 04/01/2039	1,327,860
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,267,340
TOTAL MUNICIPAL BONDS AND NOTES — 0.83% (Cost $11,996,935)		$ 12,847,204
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
3,000,000	2.63%, 12/10/2021(b)	3,054,906
600,000	5.75%, 06/12/2026	740,691
2,000,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	2,027,936
	Federal National Mortgage Association
3,000,000	1.38%, 10/07/2021	2,969,091
2,000,000	2.13%, 04/24/2026	2,013,744
500,000	Resolution Funding Corp 9.38%, 10/15/2020	546,997
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,750,520
1,260,000	7.13%, 05/01/2030	1,816,773
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.96% (Cost $14,518,917)		$ 14,920,658
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
13,000,000	1.63%, 07/31/2020	12,955,313
12,500,000	2.63%, 08/15/2020	12,597,168
13,000,000	1.38%, 09/30/2020	12,915,195
13,000,000	1.75%, 10/31/2020	12,976,640
11,000,000	2.63%, 11/15/2020	11,111,719
12,000,000	2.38%, 12/31/2020	12,092,812
13,800,000	2.13%, 01/31/2021	13,860,914
9,000,000	2.00%, 02/28/2021	9,025,313
13,000,000	2.25%, 03/31/2021	13,098,515
9,500,000	1.38%, 04/30/2021	9,428,008
6,000,000	3.13%, 05/15/2021	6,146,016
10,000,000	2.00%, 05/31/2021	10,040,625
8,500,000	2.13%, 06/30/2021	8,558,770
8,500,000	1.13%, 07/31/2021	8,388,105
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	2.13%, 08/15/2021	$ 5,036,719
5,000,000	2.13%, 09/30/2021	5,040,820
9,500,000	2.00%, 11/15/2021	9,559,375
2,650,000	8.00%, 11/15/2021	3,029,281
4,000,000	2.13%, 12/31/2021	4,037,187
4,000,000	1.50%, 01/31/2022	3,976,562
2,000,000	2.00%, 02/15/2022	2,013,516
6,500,000	1.75%, 03/31/2022	6,502,031
5,000,000	1.75%, 04/30/2022	5,002,734
10,000,000	1.88%, 05/31/2022	10,041,797
4,000,000	2.13%, 06/30/2022	4,046,094
7,000,000	2.00%, 07/31/2022	7,055,781
9,700,000	1.63%, 08/15/2022	9,667,414
2,000,000	1.75%, 09/30/2022	2,000,781
8,000,000	1.63%, 11/15/2022	7,970,312
9,000,000	2.13%, 12/31/2022	9,119,883
7,000,000	1.75%, 01/31/2023	7,002,461
11,000,000	1.50%, 02/28/2023	10,908,047
9,000,000	1.50%, 03/31/2023	8,922,305
8,000,000	1.75%, 05/15/2023	8,001,562
7,500,000	1.38%, 06/30/2023	7,393,066
7,000,000	1.25%, 07/31/2023	6,863,008
5,000,000	2.50%, 08/15/2023	5,149,024
9,000,000	1.38%, 09/30/2023	8,861,836
7,500,000	2.75%, 11/15/2023	7,812,012
6,000,000	2.25%, 01/31/2024	6,127,500
10,000,000	2.13%, 02/29/2024	10,160,156
6,500,000	2.50%, 05/15/2024	6,719,883
11,500,000	2.38%, 08/15/2024	11,830,176
11,750,000	2.25%, 11/15/2024	12,018,047
10,500,000	2.00%, 02/15/2025	10,601,719
14,000,000	2.13%, 05/15/2025	14,228,594
4,000,000	2.75%, 06/30/2025	4,207,187
4,800,000	6.88%, 08/15/2025	6,189,375
15,000,000	2.25%, 11/15/2025	15,352,734
15,000,000	1.63%, 02/15/2026	14,772,070
10,000,000	2.00%, 11/15/2026	10,069,922
6,500,000	2.38%, 05/15/2027	6,715,820
8,000,000	2.25%, 08/15/2027	8,188,438
7,000,000	2.75%, 02/15/2028	7,438,867
9,500,000	2.88%, 05/15/2028	10,194,688
3,500,000	3.13%, 11/15/2028	3,836,875
14,000,000	2.63%, 02/15/2029	14,755,234
4,000,000	2.38%, 05/15/2029(b)	4,131,250
500,000	3.50%, 02/15/2039	593,379
6,000,000	3.13%, 11/15/2041	6,708,984
9,000,000	2.75%, 08/15/2042	9,434,180
5,000,000	3.13%, 02/15/2043	5,570,508
11,000,000	2.88%, 05/15/2043	11,754,102
500,000	3.63%, 02/15/2044	603,633
5,000,000	3.38%, 05/15/2044	5,804,883
5,000,000	3.13%, 08/15/2044	5,573,047
5,000,000	3.00%, 11/15/2044	5,456,641
13,000,000	2.50%, 02/15/2045	12,936,015
13,000,000	2.50%, 02/15/2046	12,914,688
4,500,000	3.00%, 02/15/2047	4,928,730
11,500,000	2.75%, 11/15/2047	11,986,055
8,500,000	3.00%, 02/15/2048	9,297,871

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,000,000	3.00%, 08/15/2048	$ 4,380,313
3,000,000	3.00%, 02/15/2049	3,290,156
TOTAL U.S. TREASURY BONDS AND NOTES — 39.12% (Cost $590,057,618)		$ 606,980,441
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.89%
3,265,346	Undivided interest of 10.22% in a repurchase agreement (principal amount/value $32,034,004 with a maturity value of $32,040,678) with Bank of Montreal, 2.50%, dated 6/28/19 to be repurchased at $3,265,346 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/15/19 - 5/20/68, with a value of $32,674,692.(e)	3,265,346
3,265,346	Undivided interest of 6.29% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $3,265,346 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(e)	3,265,346
3,265,346	Undivided interest of 6.72% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $3,265,346 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(e)	3,265,346
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,265,346	Undivided interest of 6.72% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $3,265,346 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(e)	$ 3,265,346
670,210	Undivided interest of 8.17% in a repurchase agreement (principal amount/value $8,216,959 with a maturity value of $8,218,637) with Credit Agricole Securities (USA) Inc, 2.45%, dated 6/28/19 to be repurchased at $670,210 on 7/1/19 collateralized by a U.S. Treasury security, 0.13%, 4/15/21, with a value of $8,381,299.(e)	670,210
SHORT TERM INVESTMENTS — 0.89% (Cost $13,731,594)		$ 13,731,594
TOTAL INVESTMENTS — 100.12% (Cost $1,514,930,212)		$1,553,485,919
OTHER ASSETS & LIABILITIES, NET — (0.12)%		$ (1,800,938)
TOTAL NET ASSETS — 100.00%		$1,551,684,981

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at June 28, 2019.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $13,303,475 of securities on loan)(a)	$1,539,754,325
Repurchase agreements, fair value(b)	13,731,594
Cash	403,284
Interest receivable	9,127,360
Subscriptions receivable	1,275,958
Receivable for investments sold	4,045,119
Total Assets	1,568,337,640
LIABILITIES:
Payable for director fees	3,056
Payable for distribution fees	50,074
Payable for other accrued fees	103,681
Payable for shareholder services fees	160,597
Payable to investment adviser	150,524
Payable upon return of securities loaned	13,731,594
Redemptions payable	2,453,133
Total Liabilities	16,652,659
NET ASSETS	$1,551,684,981
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,950,680
Paid-in capital in excess of par	1,506,591,780
Total distributable earnings	30,142,521
NET ASSETS	$1,551,684,981
NET ASSETS BY CLASS
Investor Class	$328,242,718
Class L	$271,124,133
Institutional Class	$952,318,130
CAPITAL STOCK:
Authorized
Investor Class	85,000,000
Class L	75,000,000
Institutional Class	230,000,000
Issued and Outstanding
Investor Class	23,032,794
Class L	30,188,439
Institutional Class	96,285,571
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.25
Class L	$8.98
Institutional Class	$9.89
(a) Cost of investments	$1,501,198,618
(b) Cost of repurchase agreements	$13,731,594
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$21,543,002
Income from securities lending	26,287
Total Income	21,569,289
EXPENSES:
Management fees	961,884
Shareholder services fees – Investor Class	552,585
Shareholder services fees – Class L	444,480
Audit and tax fees	17,696
Custodian fees	23,524
Director's fees	10,228
Distribution fees – Class L	315,925
Legal fees	1,541
Pricing fees	42,557
Registration fees	55,070
Shareholder report fees	15,034
Transfer agent fees	6,481
Other fees	1,780
Total Expenses	2,448,785
Less amount waived by investment adviser	41,772
Net Expenses	2,407,013
NET INVESTMENT INCOME	19,162,276
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	730,084
Net Realized Gain	730,084
Net change in unrealized appreciation on investments	67,237,057
Net Change in Unrealized Appreciation	67,237,057
Net Realized and Unrealized Gain	67,967,141
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,129,417
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Bond Index Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$19,162,276	$38,249,027
Net realized gain (loss)	730,084	(11,455,290)
Net change in unrealized appreciation (depreciation)	67,237,057	(32,946,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	87,129,417	(6,153,260)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(57,620)
Class L	-	(42,922)
Institutional Class	-	(163,983)
From return of capital	0	(264,525)
From net investment income and net realized gains
Investor Class	(2,429,357)	(4,075,275)
Class L	(3,256,361)	(5,361,448)
Institutional Class	(12,725,896)	(27,253,664)
From net investment income and net realized gains	(18,411,614)	(36,690,387)
Total Distributions	(18,411,614)	(36,954,912)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	77,770,765	135,138,104
Class L	66,628,441	80,675,615
Institutional Class	101,521,657	188,986,200
Shares issued in reinvestment of distributions
Investor Class	2,429,357	4,132,895
Class L	3,256,361	5,404,370
Institutional Class	12,725,896	27,417,647
Shares redeemed
Investor Class	(73,254,707)	(158,318,041)
Class L	(37,600,131)	(131,835,999)
Institutional Class	(73,096,106)	(298,954,784)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	80,381,533	(147,353,993)
Total Increase (Decrease) in Net Assets	149,099,336	(190,462,165)
NET ASSETS:
Beginning of Period	1,402,585,645	1,593,047,810
End of Period	$1,551,684,981	$1,402,585,645
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,634,873	10,032,359
Class L	7,649,860	9,353,230
Institutional Class	10,569,570	19,832,439
Shares issued in reinvestment of distributions
Investor Class	172,645	307,562
Class L	366,792	632,399
Institutional Class	1,301,813	2,908,961
Shares redeemed
Investor Class	(5,287,967)	(11,742,858)
Class L	(4,283,818)	(15,434,831)
Institutional Class	(7,514,948)	(31,514,942)
Net Increase (Decrease)	8,608,820	(15,625,681)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$13.57	0.16	0.62	0.78	-	(0.10)	-	(0.10)	$14.25	5.79% (d)
12/31/2018	$13.81	0.31	(0.37)	(0.06)	(0.00) (e)	(0.18)	-	(0.18)	$13.57	(0.41%)
12/31/2017	$13.54	0.27	0.14	0.41	(0.00) (e)	(0.14)	-	(0.14)	$13.81	3.06%
12/31/2016	$13.44	0.26	0.00 (e)	0.26	(0.00) (e)	(0.13)	(0.03)	(0.16)	$13.54	1.94%
12/31/2015	$13.67	0.27	(0.24)	0.03	-	(0.22)	(0.04)	(0.26)	$13.44	0.23%
12/31/2014	$13.25	0.27	0.49	0.76	-	(0.29)	(0.05)	(0.34)	$13.67	5.76%
Class L
06/28/2019(Unaudited)	$ 8.60	0.09	0.40	0.49	-	(0.11)	-	(0.11)	$ 8.98	5.69% (d)
12/31/2018	$ 8.83	0.18	(0.24)	(0.06)	(0.00) (e)	(0.17)	-	(0.17)	$ 8.60	(0.67%)
12/31/2017	$ 8.77	0.15	0.09	0.24	(0.00) (e)	(0.18)	-	(0.18)	$ 8.83	2.75%
12/31/2016	$ 8.91	0.14	0.02	0.16	(0.00) (e)	(0.27)	(0.03)	(0.30)	$ 8.77	1.76%
12/31/2015	$ 9.17	0.15	(0.15)	0.00	-	(0.22)	(0.04)	(0.26)	$ 8.91	(0.05%)
12/31/2014	$ 9.00	0.16	0.33	0.49	-	(0.27)	(0.05)	(0.32)	$ 9.17	5.51%
Institutional Class
06/28/2019(Unaudited)	$ 9.46	0.13	0.43	0.56	-	(0.13)	-	(0.13)	$ 9.89	5.95% (d)
12/31/2018	$ 9.74	0.25	(0.25)	0.00	(0.00) (e)	(0.28)	-	(0.28)	$ 9.46	0.03%
12/31/2017	$ 9.67	0.23	0.09	0.32	(0.00) (e)	(0.25)	-	(0.25)	$ 9.74	3.30%
12/31/2016	$ 9.71	0.22	0.01	0.23	(0.00) (e)	(0.24)	(0.03)	(0.27)	$ 9.67	2.36%
12/31/2015 (f)	$10.00	0.15	(0.21)	(0.06)	-	(0.19)	(0.04)	(0.23)	$ 9.71	(0.60%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 328,243	0.51% (h)	0.50% (h)	2.41% (h)	15% (d)(i)
12/31/2018	$ 305,517	0.51%	0.50%	2.31%	31% (j)
12/31/2017	$ 330,201	0.50%	0.50%	1.99%	33% (k)
12/31/2016	$ 323,718	0.50%	0.50%	1.86%	42% (l)
12/31/2015	$ 310,939	0.50%	0.50%	1.93%	40%
12/31/2014	$1,002,592	0.50%	0.50%	2.00%	57%
Class L
06/28/2019 (Unaudited)	$ 271,124	0.77% (h)	0.75% (h)	2.16% (h)	15% (d)(i)
12/31/2018	$ 227,584	0.77%	0.75%	2.05%	31% (j)
12/31/2017	$ 281,689	0.76%	0.75%	1.75%	33% (k)
12/31/2016	$ 167,319	0.75%	0.75%	1.57%	42% (l)
12/31/2015	$ 41,548	0.75%	0.75%	1.69%	40%
12/31/2014	$ 15,011	0.75%	0.75%	1.74%	57%
Institutional Class
06/28/2019 (Unaudited)	$ 952,318	0.15% (h)	0.15% (h)	2.77% (h)	15% (d)(i)
12/31/2018	$ 869,484	0.14%	0.14%	2.66%	31% (j)
12/31/2017	$ 981,158	0.15%	0.15%	2.35%	33% (k)
12/31/2016	$ 831,966	0.15%	0.15%	2.21%	42% (l)
12/31/2015 (f)	$ 752,326	0.15% (h)	0.15% (h)	2.28% (h)	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 15%.
(j)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 31%.
(k)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 33%.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(l)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 41%.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein.
The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 28, 2019

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 28, 2019, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Semi-Annual Report - June 28, 2019

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$1,515,181,375
Gross unrealized appreciation on investments	43,022,818
Gross unrealized depreciation on investments	(4,718,274)
Net unrealized appreciation on investments	$38,304,544
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$39,521	$65,392	$41,772	$0
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $90,090,165 and $70,904,715, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $222,045,786 and $159,406,984, respectively.

Semi-Annual Report - June 28, 2019

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $13,303,475 and received collateral as reported on the Statement of Assets and Liabilities of $13,731,594 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$4,931,019
Foreign Government Bonds and Notes	3,879,850
U.S. Government Agency Bonds and Notes	690,725
U.S. Treasury Bonds and Notes	4,230,000
Total secured borrowings	$13,731,594
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Bond Index Fund (the “Fund”), a series of the Company.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Board also considered that GWCM uses a sampling approach to create a portfolio for the Fund that attempts to match the Index in terms of sector exposure, duration, credit quality and spread, among other things. Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. The Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board noted that, although the Fund underperformed its Index for the one-, three-, five- and ten-year periods ended December 31, 2018 (with the exception of the annualized returns of the Institutional Class for the one-year period), such underperformance was primarily due to the Fund’s expenses. The Board also observed that the annualized returns for the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 31, 2018, ranked in the second, fourth, fourth and fifth quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class ranked in the first and third quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. Accordingly, the Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.

In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Investor Class Contractual Management Fee was the same as the median contractual management fees of its peer group of funds and the Fund’s Institutional Class Contractual Management Fee was higher than the median contractual management fees of its peer group of funds. In addition, the Board observed that the total annual operating expense ratio for each of the Fund’s Investor Class and Institutional Class was higher than the median of its respective peer group. In assessing the foregoing, the Board took into account the size of the peer groups for each class, noting that the peer group for the Investor Class and Institutional Class consisted of seven funds and four funds, respectively (in each case including the Fund). The Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019